Convertible Loan (Tables)	9 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of liability component and derivative component of convertible loan [Table Text Block]

Liability Component

Balance, March 31, 2023	$4,729
Principal payment	(3,000)
Interest payment	(587)
Accretion and interest	2,412
Balance, March 31, 2024	3,554
Principal payment	(1,500)
Interest payment	(254)
Accretion and interest	1,195
Balance, December 31, 2024	2,995
Less: Current portion	(2,929)
Non-current portion	$66

Derivative Component

Balance, March 31, 2023	$482
Change in fair value of liability	(362)
Balance, March 31, 2024	120
Change in fair value of liability	(107)
Balance, December 31, 2024	$13